ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued advertising expense		¥ 4,551		¥ 10,492
Salary and welfare payables		28,579		25,042
Accrued fulfillment expenses		14,378		8,891
Accrued delivery service fees		16,255		7,153
Payable to marketplace sellers (note 1)		15,444		10,510
Deposits from marketplace sellers		11,311		6,015
Advances from customers		63,456		15,489	¥ 11,722
Tax Payables		2,691		2,466
Current portion of operating lease liabilities		31,099
Other financing payable (note 2)		25,569
Others		20,675		16,203
Total	$ 33,613	¥ 234,008	¥ 122,056	¥ 102,261